Loss Per Share (Details) - Schedule of weighted average number of ordinary shares (diluted) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Ordinary Shares Diluted [Abstract]
Weighted average number of ordinary shares used to calculate loss per share	257,794	247,335	42,947
Effect of share price protection on issue	0	702	0
Effect of warrants issued	96	95	0
Weighted average number of ordinary shares used to calculate diluted loss per share as at December 31	257,890	248,132	42,947